INVESTMENTS	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS

8. INVESTMENTS

The following is a summary of the Company’s investments (in thousands):

	December 31,
	2023	2022
Equity method investments (1)	$199,987	$209,523
Equity investments without readily determinable fair values	193,867	120,834
Equity investments with readily determinable fair values	325	153
Total investments	$394,179	$330,510

(1) The book value of three equity method investments exceeded the Company’s percentage ownership share of their underlying net assets by $21.5 million, $27.7 million and $10.6 million as of December 31, 2023 and $32.4 million, $26.5 million, and $21.4 million as of December 31, 2022. The basis differences, primarily resulting from acquisition purchase price step-ups on the investments, are accounted for as goodwill, which is not tested for impairment separately. Instead, the investments are tested if there are indicators of an other-than-temporary decline in carrying value.

Equity Method Investments

As of December 31, 2023 and 2022, the Company held various investments in non-marketable equity instruments of private companies. As of December 31, 2023, the Company’s equity method investments are primarily comprised of the restricted Endeavor Content business (now operating under the name Fifth Season) and Sports News Television Limited. The Company’s ownership of its equity method investments ranges from 5% to 50%, and 6% to 50% as of December 31, 2023 and 2022, respectively.

In January 2022, in connection with the Company's sale of 80% of the restricted Endeavor Content business, the Company retained 20% ownership in the restricted Endeavor Content business ("Fifth Season"). In December 2023, the Company’s current ownership interest is 15% as a result of an investment made in Fifth Season by a third party investor. The Company recognized a $10.1 million gain as a result of the reduction of its equity interest in Fifth Season. The investment is accounted for as an equity method investment. The Company’s share of the net loss of Fifth Season for the year ended December 31, 2023 and period ended December 31, 2022 were $21.2 million, and $11.2 million, respectively, and was recognized within equity losses of affiliates in the consolidated statements of operations.

In September 2023, Learfield IMG College underwent a recapitalization transaction that resulted in the Company’s ownership interest in Learfield, the recapitalized Learfield IMG College, being reduced from approximately 42% to approximately 1%. Subsequent to the recapitalization transaction, the Company accounts for its interest in Learfield as an investment without readily determinable fair value. The Company’s share of the net loss of Learfield IMG College for the years ended December 31, 2023, 2022 and 2021 was none, $129.7 million and $76.1 million, respectively, and was recognized within equity losses of affiliates in the consolidated statements of operations. The Company's share of the results of Learfield IMG College for the year ended December 31, 2022 included a $56.1 million charge as a result of its annual goodwill and indefinite lived intangibles asset impairment test, primarily due to continued losses.

During the years ended December 31, 2023, 2022 and 2021, other-than-temporary impairment charges were $9.9 million, $84.6 million, and none, respectively, for its equity method investments, which were recognized within equity losses of affiliates in the consolidated statements of operations.

Summarized Financial Information

The following is a summary of financial data for investments in affiliates accounted for under the equity method of accounting (in thousands):

	2023	2022
Current assets	$809,291	$999,053
Non-current assets	1,091,480	2,126,558
Current liabilities	762,109	2,023,091
Non-current liabilities	483,441	527,097

	Years Ended December 31,
	2023	2022	2021
Revenue	$791,337	$1,826,585	$1,221,173
Income (loss) from operations	322	(211,924)	31,540
Net Loss	(81,865)	(359,665)	(153,324)

Equity Investments without Readily Determinable Fair Values

As of December 31, 2023 and 2022, the Company holds various investments in non-marketable equity instruments of private companies. During 2023, 2022 and 2021, the Company invested $63.2 million, $29.4 million and $28.7 million, respectively, in investments without readily determinable fair value.

For the years ended December 31, 2023, 2022 and 2021, the Company performed its assessment on its investments without readily determinable fair values and recorded a net increase of $0.6 million, $13.1 million and $14.1 million, respectively, in other income, net in the consolidated statements of operations. The net increase for each year was due to observable price changes. For the years ended December 31, 2023, 2022 and 2021 the Company recorded gains on disposals/sales of $1.1 million, $3.3 million, and $3.1 million respectively.